Background, Organization, and Summary of Significant Accounting Policies - Summary of Intangible Assets (Details) - Centuri - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 471,035	$ 477,984
Accumulated Amortization	(75,787)	(51,479)
Net Carrying Amount	395,248	426,505
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	391,758	393,834
Accumulated Amortization	(63,509)	(42,886)
Net Carrying Amount	328,249	350,948
Trade names and trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	79,277	79,650
Accumulated Amortization	(12,278)	(7,093)
Net Carrying Amount	$ 66,999	72,557
Customer contracts backlog
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		4,500
Accumulated Amortization		(1,500)
Net Carrying Amount		$ 3,000